Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of reserves within equity [line items]
Beginning balance		¥ 62,543	[1]	¥ 54,976	[1]	¥ 49,624
Changes in equity for 2017:
Total comprehensive income for the year		3,619		7,011	[1]	6,174	[1]
Dividends approved in respect of the previous year		(1,009)		(982)		(785)
Issuance of shares	¥ 12,664	12,649		1,321
Dilution and change of non-controlling interests and other reserves				74
Change in other reserves		4
Ending balance		78,469		62,543	[1]	54,976	[1]
Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		39,848		33,638
Changes in equity for 2017:
Total comprehensive income for the year		3,048		6,028
Dividends approved in respect of the previous year		(1,009)		(982)
Issuance of shares		10,470		1,051
Dilution and change of non-controlling interests and other reserves				113
Change in other reserves		4
Ending balance		52,990		39,848		33,638
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member]
Changes in equity for 2017:
Total comprehensive income for the year		95
Ending balance		(674)
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		526
Changes in equity for 2017:
Ending balance				526
Increase (decrease) due to application of IFRS 9 [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		103
Changes in equity for 2017:
Ending balance				103
Adjusted Balance [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		40,477
Changes in equity for 2017:
Ending balance				40,477
Share premium [member]
Disclosure of reserves within equity [line items]
Beginning balance		15,182		14,131	[1]	14,131
Changes in equity for 2017:
Issuance of shares		10,470		1,051
Ending balance		25,652		15,182		14,131	[1]
Share premium [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		15,182		14,131
Changes in equity for 2017:
Issuance of shares		10,470		1,051
Ending balance		25,652		15,182		14,131
Share premium [member] | Adjusted Balance [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		15,182
Changes in equity for 2017:
Ending balance				15,182
Fair value reserve [member] | Fair value reserve (recycling) [member]
Disclosure of reserves within equity [line items]
Beginning balance		275		209	[1]	55
Changes in equity for 2017:
Total comprehensive income for the year		22		66		154
Ending balance		57		275		209	[1]
Fair value reserve [member] | Fair value reserve (recycling) [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		275		209
Changes in equity for 2017:
Total comprehensive income for the year		22		66
Ending balance		57		275		209
Fair value reserve [member] | Fair value reserve (recycling) [member] | Increase (decrease) due to application of IFRS 9 [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		(240)
Changes in equity for 2017:
Ending balance				(240)
Fair value reserve [member] | Fair value reserve (recycling) [member] | Adjusted Balance [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		35
Changes in equity for 2017:
Ending balance				35
Fair value reserve [member] | Fair value reserve (non-recycling) [member]
Changes in equity for 2017:
Total comprehensive income for the year		133
Ending balance		436
Fair value reserve [member] | Fair value reserve (non-recycling) [member] | Transition Adjustments [member]
Changes in equity for 2017:
Total comprehensive income for the year		133
Ending balance		436
Fair value reserve [member] | Fair value reserve (non-recycling) [member] | Increase (decrease) due to application of IFRS 9 [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		303
Changes in equity for 2017:
Ending balance				303
Fair value reserve [member] | Fair value reserve (non-recycling) [member] | Adjusted Balance [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		303
Changes in equity for 2017:
Ending balance				303
Other reserve [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		2,684		2,078
Changes in equity for 2017:
Total comprehensive income for the year		(2)		1
Appropriations to reserves		221		492
Dilution and change of non-controlling interests and other reserves				113
Change in other reserves		4
Ending balance		2,907		2,684		2,078
Other reserve [member] | Adjusted Balance [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		2,684
Changes in equity for 2017:
Ending balance				2,684
Retained earnings [member]
Disclosure of reserves within equity [line items]
Beginning balance		21,707		17,220	[1]	13,366
Changes in equity for 2017:
Total comprehensive income for the year		2,895		5,961		5,044
Dividends approved in respect of the previous year		(1,009)		(982)		(785)
Appropriations to reserves		(221)		(492)		(405)
Ending balance		23,938		21,707		17,220	[1]
Retained earnings [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		21,707		17,220
Changes in equity for 2017:
Total comprehensive income for the year		2,895		5,961
Dividends approved in respect of the previous year		(1,009)		(982)
Appropriations to reserves		(221)		(492)
Ending balance		23,938		21,707		¥ 17,220
Retained earnings [member] | Difference: Estimated impact of adoption of IFRS 15 on 2018 [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		526
Changes in equity for 2017:
Ending balance				526
Retained earnings [member] | Increase (decrease) due to application of IFRS 9 [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		40
Changes in equity for 2017:
Ending balance				40
Retained earnings [member] | Adjusted Balance [member] | Transition Adjustments [member]
Disclosure of reserves within equity [line items]
Beginning balance		¥ 22,273
Changes in equity for 2017:
Ending balance				¥ 22,273

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).